Shareholder Report, Average Annual Return (Details)		3 Months Ended
	Mar. 21, 2024	Jun. 30, 2024
C000244572
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Capital Select Equity ETF - NAV	S&P 500 Index
Without Sales Load [Member] | C000244572
Average Annual Return [Line Items]
Average Annual Return, Percent		5.23%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.56%
Eagle Capital Select Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent		5.29%